Preferred Stock - Additional Information (Detail) - $ / shares	Sep. 30, 2019	Jul. 02, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		0
Preferred stock, par value	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding	0		0
Initial Public Offering
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000
Preferred stock, par value		$ 0.0001